NET LOSS PER SHARE - Potentially Dilutive Securities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	117,751,375	114,926,929	18,507,851
Fixed monetary value used in conversion			¥ 150,000			$ 21,178
Redeemable convertible preferred shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	68,228,526	68,228,526
Exchangeable notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	36,709,165	34,459,983	12,547,642
Fixed monetary value used in conversion	¥ 2,600,000	¥ 2,400,000	¥ 800,000	$ 367,092	$ 344,600	$ 125,476
Debt instrument conversion price per share | $ / shares				$ 10	$ 10	$ 10
Series Pre-A Preferred Shares Preferred Shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)			5,332,827
2023 Convertible notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	2,029,407
Mandatorily redeemable noncontrolling interest
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		1,148,666	627,382
Fixed monetary value used in conversion		¥ 80,000	¥ 40,000		$ 11,487	$ 6,274
Debt instrument conversion price per share | $ / shares					$ 10	$ 10
Outstanding share options
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	10,073,233	10,378,710
Outstanding share options	10,073,233	10,378,710
Warrant
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	711,044	711,044
Outstanding share options	711,044	711,044